UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund
(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Michael D. Granoff
Pomona Management LLC
780 Third Avenue, 46th Floor
New York, NY 10017
(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Financial Statements

For the Six Months Ended September 30, 2016

(Unaudited)

Pomona Investment Fund

Table of Contents
For the Six Months Ended September 30, 2016 (Unaudited)

Schedule of Investments	1-2
Statement of Assets, Liabilities and Shareholders' Capital	3
Statement of Operations	4
Statement of Changes in Shareholders' Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-14
Other Information	15

Pomona Investment Fund

Schedule of Investments
September 30, 2016 (Unaudited)

Investment Funds [a] (74.76%) Seasoned Primary Investments (8.43%)	Geographic Region [b]	Original Acquisition Date	Fair Value
Gryphon Partners IV, L.P. [d,h]	North America	6/28/2016	$4,925,000
Total Seasoned Primary Investments (8.43%)			4,925,000

Secondary Investments (66.33%)
Advent International GPE VII-B Limited Partnership [c]	North America	06/30/2015	2,747,983
Audax Mezzanine Fund II, L.P.	North America	09/30/2015	116,314
Audax Mezzanine Fund III, L.P. [c,e,h]	North America	09/30/2016	6,203,089
Audax Private Equity Fund III, L.P. [c,f]	North America	09/30/2015	1,569,178
Bain Capital Asia Fund, L.P.	North America	12/30/2015	860,700
Bain Capital Distressed and Special Situations 2013 E, L.P [c,j]	North America	06/30/2015	1,063,966
Bain Capital Fund VIII, L.P.[c]	North America	12/30/2015	604,725
Bain Capital Fund X, L.P. [f,h]	North America	12/30/2015	5,067,438
Clayton, Dubilier & Rice Fund VII, L.P.	North America	12/30/2015	1,162,165
Clyde Blowers Capital Fund III LP [c]	Europe	06/30/2015	1,691,206
DCM IV, L.P. [c]	North America	06/30/2015	203,385
DCM V, L.P. [c]	North America	06/30/2015	848,474
DCM VI, L.P. [c]	North America	06/30/2015	1,516,217
GSO Capital Opportunities Overseas Fund L.P.	North America	12/30/2015	303,744
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	885,549
Insight Venture Partners Coinvestment Fund III, L.P. [c]	North America	06/30/2015	617,038
Insight Venture Partners V Coinvestment Fund, L.P.	North America	06/30/2015	29,237
Insight Venture Partners V, L.P.	North America	06/30/2015	554,187
Insight Venture Partners VI, L.P.	North America	06/30/2015	1,632,483
Insight Venture Partners VII, L.P. [g,h]	North America	06/30/2015	3,013,598
Insight Venture Partners VIII, L.P. [c,g,h]	North America	06/30/2015	3,502,417
Littlejohn Fund IV, L.P. [c]	North America	12/30/2015	2,418,800
Madison International Real Estate Liquidity Fund V	North America	06/30/2015	70,691
Oaktree Private Investment Fund 2010, L.P. [c]	North America	06/30/2015	135,734
Perry Partners International, Inc. [c]	North America	12/30/2015	188,543
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	849,211
TPG Opportunities Partners III (B), L.P. [c]	North America	06/30/2015	50,269
Wellspring Capital Partners IV, L.P. [c]	North America	06/30/2015	853,195
Total Secondary Investments (66.33%)			38,759,536
Total Investments in Investment Funds (Cost $44,315,004) (74.76%)			$43,684,536

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Schedule of Investments
September 30, 2016 (Unaudited) (continued)

Short-Term Investment (26.06%) Money Market Fund	Fair Value
Fidelity Government Money Market Fund - Institutional Class, 0.55% [i]	$15,229,765
Total Money Market Fund (26.06%)	$15,229,765

Total Short-Term Investment (Cost $15,229,765) (26.06%)	$15,229,765

Total Investments (Cost $59,544,769) (100.82%)	$58,914,301

Liabilities in Excess of Other Assets (-0.82%)	(479,691)

Shareholders' Capital (100.00%)	$58,434,610

[a]	Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

Total cost and fair value of illiquid and restricted securities as of September 30, 2016 was $44,315,004 and $43,684,536, respectively.

[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.

[c]	Non-income producing.

[d]	This Investment Fund focuses on buyouts of companies in the lower-end of the middle market.

[e]	This Investment Fund focuses on investing in junior debt securities of private middle market businesses.

[f]	This Investment Fund focuses on buyouts, growth capital investments and restructurings.

[g]	These Investment Funds invest in growth-stage companies, including control/buyout investments in more mature companies and minority deals in less mature companies.

[h]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[i]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

[j]	Formally known as Sankaty Credit Opportunities V-E, L.P.

Pomona Investment Fund

Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2016 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $44,315,004)	$43,684,536
Short-term investments, at fair value (cost $15,229,765)	15,229,765
Deferred offering costs	63,470
Distribution receivable	165,359
Expense waiver receivable	117,034
Interest receivable	5,453
Other assets	106,025
Total Assets	59,371,642

Liabilities
Payable to Adviser	199,935
Management fee payable	241,265
Administration fee payable	36,559
Distribution and servicing fee payable	156,155
Professional fees payable	139,251
Other accrued expenses	163,867
Total Liabilities	937,032

Commitments and contingencies (see Note 9)	—

Shareholders' Capital (5,484,750 Class A Shares outstanding)	$58,434,610

Shareholders' Capital
Paid-in Capital	$54,158,500
Accumulated net investment loss	(746,826)
Accumulated net realized gain on investments in Investment Funds	6,019,773
Accumulated distributions from capital gains	(366,369)
Accumulated net unrealized depreciation on investments in Investment Funds and foreign currency translation	(630,468)

Total Shareholders' Capital	$58,434,610

Net asset value per Share	$10.65

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Operations
For the Six Months Ended September 30, 2016 (Unaudited)

Income
Dividend income	$407,484
Interest income	89,118
Other income	54,092
Total Income	550,694

Expenses
Management fee	468,855
Professional fees	167,541
Distribution and servicing fee	156,010
Offering costs	96,477
Insurance fee	82,100
Administration fee	71,044
Chief Compliance Officer fees and expenses	46,183
Trustees fees and expenses	38,477
Other expenses	95,251
Total Expenses	1,221,938

Less: Waivers and/or expense reimbursements	(273,460)

Net Expenses	948,478

Net Investment Loss	(397,784)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation
Net realized gain from investments in Investment Funds	4,138,253

Net change in unrealized depreciation on investments in Investment Funds	(1,128,952)
Net change in unrealized depreciation on foreign currency translation	(126,842)

Total net change in unrealized depreciation on investments in Investment Funds and foreign currency translation	(1,255,794)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation	2,882,459

Net increase in Shareholders’ Capital from operations	$2,484,675

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Changes in Shareholders’ Capital

	For the Six Months Ended September 30, 2016 (Unaudited)	For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Operations
Net investment loss	$(397,784)	$(1,107,786)
Net realized gain from investments in Investment Funds	4,138,253	1,881,520
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds and foreign currency translation	(1,255,794)	625,326
Net increase in Shareholders' Capital from operations	2,484,675	1,399,060

Distributions to Shareholders
Distributions from capital gains	—	(366,369)
Decrease in Shareholders' Capital from distributions to Shareholders	—	(366,369)

Shareholders' Capital Transactions
Proceeds from sale of Shares	1,609,875	52,841,000
Reinvestment of distributions	—	366,369
Increase in Shareholders' Capital from capital transactions	1,609,875	53,207,369

Shareholders' Capital
Beginning of period	54,340,060	100,000
End of period	$58,434,610	$54,340,060

Shares outstanding at beginning of period	5,327,631	10,000
Shares sold	157,119	5,280,943
Shares reinvested	—	36,688
Shares outstanding at end of period	5,484,750	5,327,631

Accumulated net investment loss	$(746,826)	$(349,042)

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Cash Flows
For the Six Months Ended September 30, 2016 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders' Capital from operations	$2,484,675
Adjustments to reconcile net increase in Shareholders' Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(10,721,214)
Capital distributions received from Investment Funds	7,117,184
Net realized gain from investments in Investment Funds	(4,138,253)
Net change in unrealized depreciation on investments in Investment Funds and foreign currency translation	1,255,794
Net sales of short-term investments	3,058,675
Changes in operating assets and liabilities:
Decrease in deferred offering costs	28,545
Decrease in investments in Investment Funds paid in advance	5,000
Increase in distribution receivable	(165,359)
Decrease in expense waiver receivable	1,720,438
Increase in interest receivable	(29)
Decrease in other assets	58,175
Decrease in payable to Adviser	(1,788,637)
Decrease in management fee payable	(539,848)
Decrease in administration fee payable	(81,859)
Increase in distribution and servicing fee payable	81,433
Decrease in professional fees payable	(18,777)
Decrease in trustees fees payable	(7,800)
Increase in other accrued expenses	41,982
Net cash used in operating activities	(1,609,875)

Cash flows from financing activities
Proceeds from sale of Shares	1,609,875
Net cash provided by financing activities	1,609,875

Net change in cash	—

Cash at beginning of period	—

Cash at End of Period	$—

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

	Class A Shares**
	For the Six Months Ended September 30, 2016 (Unaudited)	For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Net asset value per Share, beginning of period	$10.20	$10.00 (1)
Net increase in Shareholders' Capital from operations:
Net investment loss*	(0.07)	(0.21)
Net realized gain and change in unrealized depreciation on investments	0.52	0.48
Net increase in Shareholders' Capital from operations:	0.45	0.27
Distributions from net investment income	—	—
Distributions from capital gains	—	(0.07)
Total distributions	—	(0.07)

Net asset value per Share, end of period	$10.65	$10.20

Total Return (2) (3)	4.45%	2.70%

Ratios/Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$58,435	$54,340
Ratio of net investment loss to average Shareholders' Capital (4)	(1.41)%	(2.35)%
Ratio of gross expenses to average Shareholders' Capital (4) (5)	4.32%	5.40%
Ratio of expense waiver to average Shareholders' Capital (4) (6)	(0.97)%	(2.31)%
Ratio of net expenses to average Shareholders' Capital (4) (6) (7)	3.35%	3.09%
Portfolio Turnover (3)	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for each period divided by end of period Shares.

**

As of September 30, 2016, the only share class with outstanding shares is the Class A shares. Financial Highlights will be shown for the I, M1 and M2 shares in the subsequent periods as they become operational.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (Unaudited)

1. Organization

Pomona Investment Fund (formerly known as Pomona Private Equity Fund, the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments. It is anticipated that the Fund’s private equity investments will predominantly consist of secondary and primary investments in private equity funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions. Primary investments refer to investments in newly established private equity funds, typically sponsored by Investment Managers with an established investment track record. For the period from August 12, 2014 (inception) to May 6, 2015, the Fund had no operations, except for matters relating to the Fund’s organization, the registration of the shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended, and the private placement of 10,000 Class A Shares to the Adviser on January 22, 2015 for a total of $100,000, which represents the Adviser’s seed investment.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2016, the Fund offered four classes of shares; Classes A, I, M1 and M2 shares. The I, M1 and M2 share classes had not yet commenced operations as of September 30, 2016. The shares are offered on a continuous basis quarterly.

Class A Shares are offered at the then-current net asset value plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shares pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current net asset value without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shares do not pay a fee for distribution or shareholder servicing.

Classes M1 and M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current net asset value without an initial sales charge. The general minimum initial investment is $5,000,000. Neither Class M1 nor M2 Shares pay a fee for distribution services, however M1 Shares may pay a fee for shareholder services or account maintenance services.

2. Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the financial statements.

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

In general, investments are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices and therefore will be valued at “fair value”. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

The fair values of the Fund’s investments in Investment Funds are estimates and are determined by the Adviser in accordance with the Valuation Procedures. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Investment Fund. Ordinarily, the fair value of an Investment Fund is based on the net asset value (“NAV”) of that Investment Fund reported by its investment manager. If the adviser determines that the most recent NAV reported by the investment manager of an Investment Fund does not represent the fair value or if the investment manager of an Investment Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

NAV Determination

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange on the last business day of each quarter and at such other times as the Board determines (each, a “Valuation Date”). In determining its NAV, the Fund values its investments as of the relevant Valuation Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date.

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Realized Gain/ (Loss) on Investments

The Fund accounts for realized gains and losses on distributions received from Investment Funds based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

The Fund uses the NAV of each Investment Fund as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (unaudited) (continued)

3. Fair Value Disclosures (continued)

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in private investment funds valued at NAV are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $43,684,536 are excluded from the fair value hierarchy as of September 30, 2016.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investment	$15,229,765	$—	$—	$15,229,765
Total	$15,229,765	$—	$—	$15,229,765

During the six months ended September 30, 2016, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

A listing of the private equity investment types held by the Fund and the related attributes, as of September 30, 2016, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$4,925,000	$2,227,234	None	N/A	Liquidity in the form of distributions from Investment Funds
Secondary	Investments in existing Investment Funds that are typically acquired in privately negotiated transactions	$38,759,536	$4,383,939	None	N/A	Liquidity in the form of distributions from Investment Funds

*

The information summarized in the table above represents the general terms for the specified investment type. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**

Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Investment Fund to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each quarter (including any assets in respect of Shares that are repurchased as of the end of the quarter) and is payable quarterly in arrears. For the six months ended September 30, 2016, the Fund incurred $468,855 of Management Fees.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value (the “Administration Fee”). For the six months ended September 30, 2016, the Fund incurred $71,044 of Administration Fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2017 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Investment Funds and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser, up to the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six months ended September 30, 2016, the Adviser waived fees in the amount of $273,460, which are subject for recoupment through quarters ending June 2018 through September 2019, as outlined below:

Quarter of Expiration:
June 2018	$188,962
September 2018	$268,215
December 2018	$336,455
March 2019	$295,660
June 2019	$156,427
September 2019	$117,033

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor will directly distribute Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund will pay the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s Class A quarter-end net asset value, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the six months ended September 30, 2016, the Fund incurred $156,010 of Distribution and Servicing Fees.

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund. UMBFS charges fees to the Fund for these services based on the average net assets of the Fund, subject to minimum amounts. UMBFS also provides certain record keeping and investor related services for the Fund and charges fees for those services primarily based on the number of investor accounts, subject to minimum amounts. UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges a fixed fee based on the Fund’s average net assets to the Fund.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) receives an annual retainer of $10,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2016, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $46,183.

Prior to the Commencement of Operations, the Fund incurred organizational costs which were paid and/or reimbursed by the Adviser. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation and Reimbursement Agreement. Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Organizational expenses incurred subsequent to commencement of operations are expensed by the Fund as incurred.

The Fund incurred $96,477 of offering costs during the period from April 1, 2016 through September 30, 2016. These offering costs, which have also been paid and/or reimbursed by the Adviser, will be subject to recoupment under the Expense Limitation and Reimbursement Agreement. These costs are treated as deferred charges and are amortized over the subsequent 12 month period using the straight line method.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2016 is $53,804,102.

5. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current net asset value per Share (determined as of the close of business on the last business day of the immediately preceding quarter). It is expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that the Fund first offer to repurchase Shares from Shareholders in the Fund’s third year of operations. It is also expected that the Adviser will normally recommend to the Board, subject to the Board’s discretion, that the Fund conduct repurchases thereafter on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is not more than 5% of the Fund’s net asset value. There can be no assurance that the Board will accept the Adviser’s recommendation.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (unaudited) (continued)

6. Federal and Other Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end. The Fund intends to elect to be a RIC with the initial filing of its federal income tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2016 for federal income tax purposes or in Delaware, the Fund’s major state tax jurisdiction.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$3,201,022
Gross unrealized depreciation	(3,313,515)
Net unrealized depreciation	$(112,493)
Cost of investments	$59,026,794

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(877)
Unrealized appreciation	978,713
Other differences	—
Distributable net earnings	$977,836

As of March 31, 2016 the Fund had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short Term	Long Term
Non-Expiring	$877	$—

There were no distributions for the tax year ended October 31, 2015.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2016 (unaudited) (continued)

7. Investment Transactions

Total purchases of investments in Investment Funds for the six months ended September 30, 2016 amounted to $10,721,214. Total distribution proceeds from sale, redemption, or other disposition of investments in Investment Funds for the six months ended September 30, 2016 amounted to $7,117,184.

8. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Commitments

As of September 30, 2016, the Fund had outstanding investment commitments to Investment Funds totaling approximately $6,611,173. Including such outstanding commitments, the Fund has invested and committed approximately 89% of Shareholders’ Capital as of September 30, 2016.

10. Subsequent Events

Effective October 3, 2016, there were capital contributions to the Fund in the amount of $1,284,925.

The first of the additional share classes, Class M2 Shares, commenced operations on October 1, 2016.

The Fund has evaluated subsequent events through the date the financial statements were issued, and has determined that, other than the events noted above, there were no subsequent events that require disclosure in the financial statements.

Pomona Investment Fund

Other Information
September 30, 2016 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 28, 2016

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	November 28, 2016

*	Print the name and title of each signing officer under his or her signature.